UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05262

MFS SERIES TRUST VIII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2016

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

April 30, 2016

MFS® GLOBAL GROWTH FUND

WGF-SEM

MFS® GLOBAL GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets have largely recovered after a significant bout of volatility earlier this year. Oil prices have rebounded sharply, and the dollar has weakened against most currencies.

Global economic growth remains sluggish, and almost every major central bank — aside from the U.S. Federal Reserve — is continuing to loosen monetary policy. This should help keep interest rates lower for longer on a global basis.

Even with a weaker dollar, soft global growth continues to negatively impact U.S. exports. In Europe, a crucial referendum on Britain’s continued membership in the European Union is set for June 23. China continues to face headwinds in its shift to a consumer-led economy, which is weighing on its manufacturing sector. Emerging markets have been beneficiaries of the weaker U.S. dollar and firmer commodity prices.

At MFS®, we believe it is best to view markets through a long lens, and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Accenture PLC, “A”	3.3%
Alphabet, Inc., “A”	3.1%
Thermo Fisher Scientific, Inc.	2.3%
Nestle S.A.	2.1%
LVMH Moet Hennessy Louis Vuitton S.A.	2.1%
Visa, Inc., “A”	2.1%
Roche Holding AG	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.8%
Cognizant Technology Solutions Corp., “A”	1.8%
Danone S.A.	1.8%

Equity sectors
Consumer Staples	15.6%
Retailing	13.4%
Health Care	12.9%
Special Products & Services	12.5%
Technology	11.8%
Industrial Goods & Services	9.0%
Basic Materials	7.8%
Financial Services	7.1%
Leisure	5.3%
Transportation	1.3%
Autos & Housing	1.3%
Energy	0.8%

Issuer country weightings (x)
United States	59.5%
United Kingdom	10.2%
France	7.4%
Switzerland	6.7%
China	2.8%
Brazil	2.0%
Taiwan	1.8%
Germany	1.7%
Denmark	1.6%
Other Countries	6.3%

Currency exposure weightings (y)
United States Dollar	60.6%
British Pound Sterling	10.2%
Euro	9.1%
Swiss Franc	6.7%
Hong Kong Dollar	2.2%
Brazilian Real	2.0%
Taiwan Dollar	1.8%
Danish Krone	1.6%
Chinese Renminbi	1.4%
Other Currencies	4.4%

2

Portfolio Composition – continued

(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents and Other.

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2015 through April 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	1.45%	$1,000.00	$999.88	$7.21
	Hypothetical (h)	1.45%	$1,000.00	$1,017.65	$7.27
B	Actual	2.21%	$1,000.00	$996.10	$10.97
	Hypothetical (h)	2.21%	$1,000.00	$1,013.87	$11.07
C	Actual	2.21%	$1,000.00	$996.06	$10.97
	Hypothetical (h)	2.21%	$1,000.00	$1,013.87	$11.07
I	Actual	1.21%	$1,000.00	$1,001.08	$6.02
	Hypothetical (h)	1.21%	$1,000.00	$1,018.85	$6.07
R1	Actual	2.21%	$1,000.00	$996.38	$10.97
	Hypothetical (h)	2.21%	$1,000.00	$1,013.87	$11.07
R2	Actual	1.71%	$1,000.00	$998.81	$8.50
	Hypothetical (h)	1.71%	$1,000.00	$1,016.36	$8.57
R3	Actual	1.46%	$1,000.00	$1,000.12	$7.26
	Hypothetical (h)	1.46%	$1,000.00	$1,017.60	$7.32
R4	Actual	1.21%	$1,000.00	$1,000.87	$6.02
	Hypothetical (h)	1.21%	$1,000.00	$1,018.85	$6.07
R5	Actual	1.13%	$1,000.00	$1,001.60	$5.62
	Hypothetical (h)	1.13%	$1,000.00	$1,019.24	$5.67

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Notes to Expense Table

Each class with a Rule 12b-1 service fee is subject to a rebate of a portion of such fee. Such rebates are included in the expense ratios above. For Class A shares, this rebate reduced the expense ratio above by 0.01%. See Note 3 in the Notes to Financial Statements for additional information.

5

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.7%
Issuer	Shares/Par	Value ($)
Aerospace - 2.5%
Rolls-Royce Holdings PLC	293,130	$2,867,515
United Technologies Corp.	25,387	2,649,638

		$5,517,153
Alcoholic Beverages - 4.9%
AmBev S.A., ADR	440,110	$2,460,215
Carlsberg Group	28,888	2,813,377
Diageo PLC	81,226	2,190,895
Pernod Ricard S.A.	30,337	3,275,040

		$10,739,527
Apparel Manufacturers - 7.0%
Burberry Group PLC	134,172	$2,330,980
Compagnie Financiere Richemont S.A.	13,169	875,828
LVMH Moet Hennessy Louis Vuitton S.A.	27,061	4,496,097
NIKE, Inc., “B”	64,206	3,784,302
Samsonite International S.A.	567,600	1,832,998
VF Corp.	29,288	1,846,608

		$15,166,813
Broadcasting - 2.6%
Time Warner, Inc.	14,074	$1,057,520
Twenty-First Century Fox, Inc.	115,532	3,495,998
Walt Disney Co.	9,837	1,015,769

		$5,569,287
Brokerage & Asset Managers - 1.0%
Blackstone Group LP	38,501	$1,056,467
Charles Schwab Corp.	39,350	1,117,934

		$2,174,401
Business Services - 12.5%
Accenture PLC, “A”	63,596	$7,181,260
Brenntag AG	23,369	1,370,312
Cognizant Technology Solutions Corp., “A” (a)	66,885	3,904,077
Compass Group PLC	151,935	2,706,178
Equifax, Inc.	19,111	2,298,098
Experian Group Ltd.	107,551	1,965,923
Fidelity National Information Services, Inc.	40,810	2,685,298
Fiserv, Inc. (a)	19,049	1,861,468

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Intertek Group PLC	64,805	$3,084,048

		$27,056,662
Chemicals - 3.0%
LyondellBasell Industries N.V., “A”	9,359	$773,709
Monsanto Co.	40,380	3,782,798
PPG Industries, Inc.	18,149	2,003,468

		$6,559,975
Computer Software - 1.0%
Dassault Systemes S.A.	12,316	$963,196
Oracle Corp.	31,187	1,243,114

		$2,206,310
Computer Software - Systems - 1.3%
Apple, Inc.	20,413	$1,913,515
EMC Corp.	38,364	1,001,684

		$2,915,199
Construction - 1.3%
Sherwin-Williams Co.	9,605	$2,759,613

Consumer Products - 3.9%
Colgate-Palmolive Co.	36,633	$2,598,012
Hengan International Group Co. Ltd.	172,000	1,534,438
L’Oréal S.A. (l)	14,962	2,714,603
Reckitt Benckiser Group PLC	16,076	1,562,988

		$8,410,041
Electrical Equipment - 4.4%
Amphenol Corp., “A”	27,530	$1,537,000
Danaher Corp.	28,297	2,737,735
Mettler-Toledo International, Inc. (a)	7,266	2,600,865
Schneider Electric S.A.	12,022	782,448
W.W. Grainger, Inc. (l)	8,439	1,979,114

		$9,637,162
Electronics - 4.2%
Microchip Technology, Inc.	17,612	$855,767
Samsung Electronics Co. Ltd.	1,017	1,105,882
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	166,491	3,927,523
Texas Instruments, Inc.	54,859	3,129,157

		$9,018,329

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Food & Beverages - 6.8%
Chr. Hansen Holding A.S.	10,933	$680,400
Danone S.A. (l)	55,328	3,875,323
M. Dias Branco S.A. Industria e Comercio de Alimentos	35,205	816,852
Mead Johnson Nutrition Co., “A”	40,773	3,553,367
Nestle S.A.	60,760	4,528,656
Want Want China Holdings Ltd.	1,758,000	1,350,165

		$14,804,763
Food & Drug Stores - 2.4%
CVS Health Corp.	35,948	$3,612,774
Sundrug Co. Ltd.	21,600	1,530,167

		$5,142,941
General Merchandise - 1.1%
Dollarama, Inc.	15,732	$1,134,229
Lojas Renner S.A.	191,295	1,155,251

		$2,289,480
Internet - 5.2%
Alibaba Group Holding Ltd., ADR (a)	26,734	$2,056,914
Alphabet, Inc., “A” (a)	9,586	6,785,738
Baidu, Inc., ADR (a)	5,293	1,028,430
Naver Corp.	2,535	1,502,672

		$11,373,754
Machinery & Tools - 2.0%
Colfax Corp. (a)	53,635	$1,739,383
Fastenal Co. (l)	27,284	1,276,618
Schindler Holding AG	7,244	1,319,219

		$4,335,220
Medical & Health Technology & Services - 0.8%
Express Scripts Holding Co. (a)	22,103	$1,629,654

Medical Equipment - 8.1%
Abbott Laboratories	94,736	$3,685,230
Cooper Cos., Inc.	17,945	2,747,021
Dentsply Sirona, Inc.	19,688	1,173,405
Sonova Holding AG	11,936	1,595,116
Thermo Fisher Scientific, Inc.	34,358	4,956,142
Waters Corp. (a)	14,393	1,873,393
Zimmer Biomet Holdings, Inc.	13,940	1,613,834

		$17,644,141

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 0.8%
Schlumberger Ltd.	21,995	$1,767,078

Other Banks & Diversified Financials - 6.1%
Credicorp Ltd.	15,368	$2,234,815
HDFC Bank Ltd.	166,794	2,840,407
Julius Baer Group Ltd.	47,781	2,042,634
MasterCard, Inc., “A”	18,004	1,746,208
Visa, Inc., “A”	57,940	4,475,286

		$13,339,350
Pharmaceuticals - 4.0%
Eli Lilly & Co.	38,041	$2,873,237
Roche Holding AG	16,168	4,087,084
Zoetis, Inc.	36,798	1,730,610

		$8,690,931
Printing & Publishing - 1.2%
Moody’s Corp.	28,030	$2,683,032

Railroad & Shipping - 1.3%
Union Pacific Corp.	32,451	$2,830,701

Restaurants - 1.5%
Whitbread PLC	58,358	$3,301,646

Specialty Chemicals - 4.8%
Croda International PLC	49,034	$2,157,262
Ecolab, Inc.	31,849	3,661,998
Linde AG	5,868	896,335
Nippon Paint Holdings Co. Ltd.	55,400	1,443,975
Praxair, Inc.	7,770	912,664
Symrise AG	20,961	1,388,721

		$10,460,955
Specialty Stores - 3.0%
AutoZone, Inc. (a)	4,627	$3,540,719
TJX Cos., Inc.	37,695	2,858,035

		$6,398,754
Total Common Stocks (Identified Cost, $168,871,307)		$214,422,872

Preferred Stocks - 0.0%
Aerospace - 0.0%
Rolls-Royce Holdings PLC (Identified Cost, $30,408) (a)	20,812,230	$30,410

9

Portfolio of Investments (unaudited) – continued

Warrants - 0.0%
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (Identified Cost, $0) (a)	$41.40	1/04/16	1,083	$3,910

Money Market Funds - 1.0%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	2,090,249	$2,090,249

Collateral for Securities Loaned - 4.1%
JPMorgan Prime Money Market Fund, 0.45%, at Cost and Net Asset Value (j)	8,956,168	$8,956,168
Total Investments (Identified Cost, $179,948,132)		$225,503,609

Other Assets, Less Liabilities - (3.8)%		(8,345,706)
Net Assets - 100.0%		$217,157,903

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See Notes to Financial Statements

10

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $177,857,883)	$223,413,360
Underlying affiliated funds, at cost and value	2,090,249
Total investments, at value, including $8,468,788 of securities on loan (identified cost, $179,948,132)	$225,503,609
Cash	19,005
Receivables for
Fund shares sold	317,758
Interest and dividends	466,459
Other assets	1,030
Total assets	$226,307,861
Liabilities
Payable for fund shares reacquired	$52,182
Collateral for securities loaned, at value	8,956,168
Payable to affiliates
Investment adviser	16,389
Shareholder servicing costs	80,436
Distribution and service fees	5,417
Payable for independent Trustees’ compensation	5,586
Accrued expenses and other liabilities	33,780
Total liabilities	$9,149,958
Net assets	$217,157,903
Net assets consist of
Paid-in capital	$171,573,174
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	45,553,606
Accumulated distributions in excess of net realized gain on investments and foreign currency	(78,753)
Undistributed net investment income	109,876
Net assets	$217,157,903
Shares of beneficial interest outstanding	6,801,026

11

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$175,354,700	5,433,812	$32.27
Class B	5,192,177	180,645	28.74
Class C	13,291,467	467,775	28.41
Class I	6,955,703	210,730	33.01
Class R1	802,065	28,284	28.36
Class R2	2,801,573	89,203	31.41
Class R3	4,184,563	130,295	32.12
Class R4	606,643	18,779	32.30
Class R5	7,969,012	241,503	33.00

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $34.24 [100 / 94.25 x $32.27]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$1,765,907
Interest	13,881
Dividends from underlying affiliated funds	2,706
Foreign taxes withheld	(84,264)
Total investment income	$1,698,230
Expenses
Management fee	$945,982
Distribution and service fees	321,340
Shareholder servicing costs	161,548
Administrative services fee	21,173
Independent Trustees’ compensation	5,141
Custodian fee	27,598
Shareholder communications	12,083
Audit and tax fees	35,497
Legal fees	1,023
Miscellaneous	65,911
Total expenses	$1,597,296
Fees paid indirectly	(3)
Reduction of expenses by investment adviser and distributor	(14,855)
Net expenses	$1,582,438
Net investment income	$115,792
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$108,046
Foreign currency	(9,290)
Net realized gain (loss) on investments and foreign currency	$98,756
Change in unrealized appreciation (depreciation)
Investments	$(657,307)
Translation of assets and liabilities in foreign currencies	7,585
Net unrealized gain (loss) on investments and foreign currency translation	$(649,722)
Net realized and unrealized gain (loss) on investments and foreign currency	$(550,966)
Change in net assets from operations	$(435,174)

See Notes to Financial Statements

13

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/16 (unaudited)	Year ended 10/31/15
From operations
Net investment income	$115,792	$597,609
Net realized gain (loss) on investments and foreign currency	98,756	12,923,400
Net unrealized gain (loss) on investments and foreign currency translation	(649,722)	(5,022,286)
Change in net assets from operations	$(435,174)	$8,498,723
Distributions declared to shareholders
From net investment income	$(600,028)	$(624,033)
From net realized gain on investments	(11,770,061)	(9,041,051)
Total distributions declared to shareholders	$(12,370,089)	$(9,665,084)
Change in net assets from fund share transactions	$6,431,563	$(2,803,096)
Total change in net assets	$(6,373,700)	$(3,969,457)
Net assets
At beginning of period	223,531,603	227,501,060
At end of period (including undistributed net investment income of $109,876 and $594,112, respectively)	$217,157,903	$223,531,603

See Notes to Financial Statements

14

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 4/30/16		Years ended 10/31
Class A			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$34.24		$34.44	$33.89	$27.45	$25.50	$24.88
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.11	$0.12	$0.10	$0.09	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		1.16	1.57	6.41	1.93	0.57
Total from investment operations	$(0.08)		$1.27	$1.69	$6.51	$2.02	$0.68
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.10)	$(0.09)	$(0.07)	$(0.07)	$(0.06)
From net realized gain on investments	(1.79)		(1.37)	(1.05)	—	—	—
Total distributions declared to shareholders	$(1.89)		$(1.47)	$(1.14)	$(0.07)	$(0.07)	$(0.06)
Net asset value, end of period (x)	$32.27		$34.24	$34.44	$33.89	$27.45	$25.50
Total return (%) (r)(s)(t)(x)	(0.01	)(n)	3.92	5.21	23.77	7.98	2.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.45	1.45	1.49	1.53	1.53
Expenses after expense reductions (f)	1.45	(a)	1.44	1.44	1.49	1.53	1.53
Net investment income	0.16	(a)	0.32	0.35	0.33	0.33	0.42
Portfolio turnover	14	(n)	26	27	31	37	39
Net assets at end of period (000 omitted)	$175,355		$181,489	$185,254	$186,818	$159,905	$164,474

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class B			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$30.72		$31.18	$30.92	$25.18	$23.49	$23.03
Income (loss) from investment operations
Net investment loss (d)	$(0.09)		$(0.13)	$(0.13)	$(0.12)	$(0.10)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		1.04	1.44	5.86	1.79	0.54
Total from investment operations	$(0.19)		$0.91	$1.31	$5.74	$1.69	$0.46
Less distributions declared to shareholders
From net realized gain on investments	$(1.79)		$(1.37)	$(1.05)	$—	$—	$—
Net asset value, end of period (x)	$28.74		$30.72	$31.18	$30.92	$25.18	$23.49
Total return (%) (r)(s)(t)(x)	(0.39	)(n)	3.12	4.44	22.80	7.19	2.00
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.20	2.20	2.24	2.28	2.28
Expenses after expense reductions (f)	2.21	(a)	2.19	2.19	2.24	2.28	2.28
Net investment loss	(0.61	)(a)	(0.43)	(0.41)	(0.42)	(0.43)	(0.35)
Portfolio turnover	14	(n)	26	27	31	37	39
Net assets at end of period (000 omitted)	$5,192		$6,036	$6,903	$8,165	$7,966	$9,854

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class C			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$30.39		$30.86	$30.62	$24.93	$23.25	$22.81
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.13)	$(0.13)	$(0.12)	$(0.10)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		1.03	1.42	5.81	1.78	0.51
Total from investment operations	$(0.19)		$0.90	$1.29	$5.69	$1.68	$0.44
Less distributions declared to shareholders
From net realized gain on investments	$(1.79)		$(1.37)	$(1.05)	$—	$—	$—
Net asset value, end of period (x)	$28.41		$30.39	$30.86	$30.62	$24.93	$23.25
Total return (%) (r)(s)(t)(x)	(0.39	)(n)	3.12	4.42	22.82	7.23	1.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.20	2.20	2.24	2.28	2.28
Expenses after expense reductions (f)	2.21	(a)	2.19	2.19	2.24	2.28	2.28
Net investment loss	(0.59	)(a)	(0.43)	(0.41)	(0.43)	(0.42)	(0.31)
Portfolio turnover	14	(n)	26	27	31	37	39
Net assets at end of period (000 omitted)	$13,291		$13,988	$13,431	$13,433	$11,304	$11,327

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class I			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$34.99		$35.18	$34.59	$28.02	$26.03	$25.39
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.22	$0.20	$0.18	$0.16	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		1.15	1.61	6.53	1.97	0.58
Total from investment operations	$(0.04)		$1.37	$1.81	$6.71	$2.13	$0.76
Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.19)	$(0.17)	$(0.14)	$(0.14)	$(0.12)
From net realized gain on investments	(1.79)		(1.37)	(1.05)	—	—	—
Total distributions declared to shareholders	$(1.94)		$(1.56)	$(1.22)	$(0.14)	$(0.14)	$(0.12)
Net asset value, end of period (x)	$33.01		$34.99	$35.18	$34.59	$28.02	$26.03
Total return (%) (r)(s)(x)	0.14	(n)	4.13	5.47	24.05	8.29	2.99
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.20	1.20	1.24	1.28	1.28
Expenses after expense reductions (f)	1.21	(a)	1.20	1.20	1.24	1.28	1.28
Net investment income	0.43	(a)	0.61	0.59	0.56	0.58	0.67
Portfolio turnover	14	(n)	26	27	31	37	39
Net assets at end of period (000 omitted)	$6,956		$5,920	$13,174	$11,511	$7,513	$6,731

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R1			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$30.33		$30.80	$30.57	$24.88	$23.22	$22.77
Income (loss) from investment operations
Net investment loss (d)	$(0.08)		$(0.14)	$(0.14)	$(0.12)	$(0.09)	$(0.08)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.10)		1.04	1.42	5.81	1.75	0.53
Total from investment operations	$(0.18)		$0.90	$1.28	$5.69	$1.66	$0.45
Less distributions declared to shareholders
From net realized gain on investments	$(1.79)		$(1.37)	$(1.05)	$—	$—	$—
Net asset value, end of period (x)	$28.36		$30.33	$30.80	$30.57	$24.88	$23.22
Total return (%) (r)(s)(x)	(0.36	)(n)	3.13	4.39	22.87	7.15	1.98
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.22	(a)	2.20	2.20	2.24	2.28	2.28
Expenses after expense reductions (f)	2.21	(a)	2.20	2.20	2.24	2.28	2.28
Net investment loss	(0.58	)(a)	(0.45)	(0.44)	(0.42)	(0.39)	(0.33)
Portfolio turnover	14	(n)	26	27	31	37	39
Net assets at end of period (000 omitted)	$802		$784	$687	$867	$763	$775

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R2			2015		2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$33.33		$33.55		$33.04		$26.76	$24.84	$24.25
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$0.02		$0.03		$0.03	$0.02	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	(0.09)		1.13		1.53		6.25	1.90	0.55
Total from investment operations	$(0.11)		$1.15		$1.56		$6.28	$1.92	$0.59
Less distributions declared to shareholders
From net investment income	$(0.02)		$(0.00	)(w)	$(0.00	)(w)	$—	$—	$(0.00	)(w)
From net realized gain on investments	(1.79)		(1.37)		(1.05)		—	—	—
Total distributions declared to shareholders	$(1.81)		$(1.37)		$(1.05)		$—	$—	$(0.00	)(w)
Net asset value, end of period (x)	$31.41		$33.33		$33.55		$33.04	$26.76	$24.84
Total return (%) (r)(s)(x)	(0.12	)(n)	3.65		4.94		23.47	7.73	2.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.72	(a)	1.70		1.70		1.74	1.78	1.78
Expenses after expense reductions (f)	1.71	(a)	1.70		1.70		1.74	1.78	1.78
Net investment income (loss)	(0.10	)(a)	0.06		0.10		0.08	0.09	0.14
Portfolio turnover	14	(n)	26		27		31	37	39
Net assets at end of period (000 omitted)	$2,802		$3,083		$3,050		$3,372	$3,250	$4,586

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R3			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$34.08		$34.29	$33.75	$27.35	$25.41	$24.80
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.11	$0.12	$0.10	$0.09	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		1.15	1.56	6.38	1.93	0.56
Total from investment operations	$(0.08)		$1.26	$1.68	$6.48	$2.02	$0.67
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.10)	$(0.09)	$(0.08)	$(0.08)	$(0.06)
From net realized gain on investments	(1.79)		(1.37)	(1.05)	—	—	—
Total distributions declared to shareholders	$(1.88)		$(1.47)	$(1.14)	$(0.08)	$(0.08)	$(0.06)
Net asset value, end of period (x)	$32.12		$34.08	$34.29	$33.75	$27.35	$25.41
Total return (%) (r)(s)(x)	0.01	(n)	3.90	5.21	23.74	8.00	2.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.47	(a)	1.45	1.45	1.49	1.53	1.53
Expenses after expense reductions (f)	1.46	(a)	1.45	1.44	1.49	1.53	1.53
Net investment income	0.18	(a)	0.31	0.34	0.32	0.32	0.42
Portfolio turnover	14	(n)	26	27	31	37	39
Net assets at end of period (000 omitted)	$4,185		$3,664	$4,002	$3,419	$2,942	$2,693

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class R4			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$34.32		$34.52	$33.97	$27.52	$25.57	$24.95
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.20	$0.21	$0.12	$0.14	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		1.16	1.56	6.47	1.95	0.57
Total from investment operations	$(0.05)		$1.36	$1.77	$6.59	$2.09	$0.74
Less distributions declared to shareholders
From net investment income	$(0.18)		$(0.19)	$(0.17)	$(0.14)	$(0.14)	$(0.12)
From net realized gain on investments	(1.79)		(1.37)	(1.05)	—	—	—
Total distributions declared to shareholders	$(1.97)		$(1.56)	$(1.22)	$(0.14)	$(0.14)	$(0.12)
Net asset value, end of period (x)	$32.30		$34.32	$34.52	$33.97	$27.52	$25.57
Total return (%) (r)(s)(x)	0.09	(n)	4.18	5.47	24.05	8.28	2.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.22	(a)	1.20	1.20	1.25	1.28	1.28
Expenses after expense reductions (f)	1.21	(a)	1.20	1.19	1.25	1.28	1.28
Net investment income	0.36	(a)	0.58	0.62	0.39	0.51	0.67
Portfolio turnover	14	(n)	26	27	31	37	39
Net assets at end of period (000 omitted)	$607		$703	$881	$942	$292	$175

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31		Period ended 10/31/13 (i)
Class R5			2015	2014
	(unaudited)
Net asset value, beginning of period	$35.03		$35.20	$34.61	$30.79
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.05	$0.23	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	(0.11)		1.36	1.60	3.67	(g)
Total from investment operations	$(0.03)		$1.41	$1.83	$3.82
Less distributions declared to shareholders
From net investment income	$(0.21)		$(0.21)	$(0.19)	$—
From net realized gain on investments	(1.79)		(1.37)	(1.05)	—
Total distributions declared to shareholders	$(2.00)		$(1.58)	$(1.24)	$—
Net asset value, end of period (x)	$33.00		$35.03	$35.20	$34.61
Total return (%) (r)(s)(x)	0.16	(n)	4.27	5.52	12.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)	1.11	1.13	1.15	(a)
Expenses after expense reductions (f)	1.13	(a)	1.11	1.12	1.15	(a)
Net investment income	0.49	(a)	0.14	0.66	0.68	(a)
Portfolio turnover	14	(n)	26	27	31
Net assets at end of period (000 omitted)	$7,969		$7,864	$119	$112

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, March 1, 2013, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Growth Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for

24

Notes to Financial Statements (unaudited) – continued

certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination

25

Notes to Financial Statements (unaudited) – continued

of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$126,600,025	$—	$—	$126,600,025
United Kingdom	22,167,435	30,410	—	22,197,845
France	16,106,707	—	—	16,106,707
Switzerland	14,448,537	—	—	14,448,537
China	3,085,344	2,884,603	—	5,969,947
Brazil	4,432,318	—	—	4,432,318
Taiwan	3,927,523	—	—	3,927,523
Germany	3,655,368	—	—	3,655,368
Denmark	3,493,777	—	—	3,493,777
Other Countries	5,202,042	8,423,103	—	13,625,145
Mutual Funds	11,046,417	—	—	11,046,417
Total Investments	$214,165,493	$11,338,116	$—	$225,503,609

26

Notes to Financial Statements (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,832,998 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co. (“Chase”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. Chase provides the fund with indemnification against Borrower default. In the event of Borrower default, Chase will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, Chase assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, Chase is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $8,468,788. The fair value of the fund’s investment securities on loan and a related liability of $8,956,168 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value,

27

Notes to Financial Statements (unaudited) – continued

which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

28

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/15
Ordinary income (including any short-term capital gains)	$1,403,037
Long-term capital gains	8,262,047
Total distributions	$9,665,084

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/16
Cost of investments	$180,121,446
Gross appreciation	51,418,564
Gross depreciation	(6,036,401)
Net unrealized appreciation (depreciation)	$45,382,163

As of 10/31/15
Undistributed ordinary income	599,177
Undistributed long-term capital gain	11,765,866
Other temporary differences	(14,521)
Net unrealized appreciation (depreciation)	46,039,470

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

29

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 4/30/16	Year ended 10/31/15	Six months ended 4/30/16	Year ended 10/31/15
Class A	$510,478	$536,958	$9,443,484	$7,287,344
Class B	—	—	350,542	297,098
Class C	—	—	814,360	594,305
Class I	26,849	70,232	312,111	511,625
Class R1	—	—	46,324	30,684
Class R2	1,461	260	166,900	125,979
Class R3	10,284	11,231	194,711	155,396
Class R4	3,618	4,640	36,923	34,013
Class R5	47,338	712	404,706	4,607
Total	$600,028	$624,033	$11,770,061	$9,041,051

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2016, this management fee reduction amounted to $7,882, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.89% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $18,341 for the six months ended April 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

30

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.24%	$213,091
Class B	0.75%	0.25%	1.00%	1.00%	27,282
Class C	0.75%	0.25%	1.00%	1.00%	65,273
Class R1	0.75%	0.25%	1.00%	1.00%	3,774
Class R2	0.25%	0.25%	0.50%	0.50%	7,360
Class R3	—	0.25%	0.25%	0.25%	4,560
Total Distribution and Service Fees					$321,340

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2016, this rebate amounted to $6,686, $78, and $209 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2016, were as follows:

Amount
Class A	$45
Class B	3,777
Class C	547

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2016, the fee was $45,269, which equated to 0.0431% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended April 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $116,279.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these

31

Notes to Financial Statements (unaudited) – continued

services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.0202% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $371 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $4,563 at April 30, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2016, the fee paid by the fund under this agreement was $234 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund is permitted to engage in purchase and sale transactions (“cross-trades”) with funds and accounts for which MFS serves as investment adviser or sub-adviser pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. Under this policy, cross-trades are effected at current market prices with no remuneration paid in connection with the transaction. During the six months ended April 30, 2016, the fund engaged in purchase and sale transactions pursuant to this policy, which amounted to $474,425 and $141,420, respectively. The sales transactions resulted in net realized gains (losses) of $(131,045).

32

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended April 30, 2016, purchases and sales of investments, other than short-term obligations, aggregated $29,766,848 and $36,200,618, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	212,933	$6,645,911	406,199	$13,878,473
Class B	8,073	223,947	21,568	665,602
Class C	29,328	819,953	57,743	1,739,758
Class I	71,633	2,359,881	49,452	1,728,599
Class R1	1,079	29,962	6,149	178,271
Class R2	5,948	178,958	12,497	418,645
Class R3	17,564	548,929	6,308	214,972
Class R4	1,228	38,073	4,608	159,353
Class R5	21,709	695,295	223,886	7,326,143
	369,495	$11,540,909	788,410	$26,309,816

Shares issued to shareholders in reinvestment of distributions
Class A	299,305	$9,290,432	224,906	$7,293,708
Class B	12,306	341,113	9,849	288,472
Class C	24,175	662,404	16,377	474,448
Class I	8,472	268,744	15,761	521,363
Class R1	1,694	46,324	1,061	30,684
Class R2	5,342	161,477	3,990	126,239
Class R3	6,636	204,995	5,162	166,627
Class R4	1,306	40,540	1,192	38,653
Class R5	96	3,035	161	5,319
	359,332	$11,019,064	278,459	$8,945,513

Shares reacquired
Class A	(379,062)	$(11,801,831)	(709,307)	$(24,121,409)
Class B	(36,235)	(1,002,313)	(56,319)	(1,733,170)
Class C	(46,009)	(1,289,839)	(49,084)	(1,504,841)
Class I	(38,550)	(1,241,934)	(270,524)	(8,955,179)
Class R1	(335)	(9,916)	(3,672)	(108,549)
Class R2	(14,576)	(452,891)	(14,903)	(489,868)
Class R3	(1,406)	(44,082)	(20,681)	(694,546)
Class R4	(4,233)	(134,206)	(10,838)	(355,280)
Class R5	(4,795)	(151,398)	(2,924)	(95,583)
	(525,201)	$(16,128,410)	(1,138,252)	$(38,058,425)

33

Notes to Financial Statements (unaudited) – continued

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Net change
Class A	133,176	$4,134,512	(78,202)	$(2,949,228)
Class B	(15,856)	(437,253)	(24,902)	(779,096)
Class C	7,494	192,518	25,036	709,365
Class I	41,555	1,386,691	(205,311)	(6,705,217)
Class R1	2,438	66,370	3,538	100,406
Class R2	(3,286)	(112,456)	1,584	55,016
Class R3	22,794	709,842	(9,211)	(312,947)
Class R4	(1,699)	(55,593)	(5,038)	(157,274)
Class R5	17,010	546,932	221,123	7,235,879
	203,626	$6,431,563	(71,383)	$(2,803,096)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2016, the fund’s commitment fee and interest expense were $429 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,947,182	16,363,567	(17,220,500)	2,090,249

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,706	$2,090,249

34

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2015 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

35

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

April 30, 2016

MFS® STRATEGIC INCOME FUND

MFO-SEM

MFS® STRATEGIC INCOME FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN

Dear Shareholders:

Markets have largely recovered after a significant bout of volatility earlier this year. Oil prices have rebounded sharply, and the dollar has weakened against most currencies.

Global economic growth remains sluggish, and almost every major central bank — aside from the U.S. Federal Reserve — is continuing to loosen monetary policy. This should help keep interest rates lower for longer on a global basis.

Even with a weaker dollar, soft global growth continues to negatively impact U.S. exports. In Europe, a crucial referendum on Britain’s continued membership in the European Union is set for June 23. China continues to face headwinds in its shift to a consumer-led economy, which is weighing on its manufacturing sector. Emerging markets have been beneficiaries of the weaker U.S. dollar and firmer commodity prices.

At MFS®, we believe it is best to view markets through a long lens, and not react to short-term swings. That makes it possible to filter out market noise and focus on long-term fundamentals.

In our view, the professional guidance of a financial advisor, along with a patient, long-term approach, will help you reach your investment objectives.

Respectfully,

Robert J. Manning

Chairman

MFS Investment Management

June 16, 2016

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	41.8%
High Yield Corporates	36.9%
Emerging Markets Bonds	5.4%
U.S. Treasury Securities	3.8%
Collateralized Debt Obligations	2.6%
Commercial Mortgage-Backed Securities	2.3%
Asset-Backed Securities	1.0%
Floating Rate Loans	1.0%
Mortgage-Backed Securities	0.5%
Non-U.S. Government Bonds	0.4%
U.S. Government Agencies (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA	2.9%
AA	1.5%
A	12.1%
BBB	33.3%
BB	17.7%
B	17.6%
CCC	5.6%
CC	0.2%
C	0.2%
D	0.1%
U.S. Government	3.4%
Federal Agencies	0.5%
Not Rated	0.6%
Non-Fixed Income	0.2%
Cash & Cash Equivalents	4.5%
Other	(0.4)%

Portfolio facts (i)
Average Duration (d)	5.3
Average Effective Maturity (m)	7.8 yrs.

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

From time to time Other may be negative due to equivalent exposure from currency derivatives and/or offsets to derivative positions.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings, including Cash & Cash Equivalents and Other, of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.

Other includes currency derivatives and/or any offsets to derivative positions.

Percentages are based on net assets as of 4/30/16.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, November 1, 2015 through April 30, 2016

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2015 through April 30, 2016.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/15	Ending Account Value 4/30/16	Expenses Paid During Period (p) 11/01/15-4/30/16
A	Actual	1.05%	$1,000.00	$1,026.49	$5.29
	Hypothetical (h)	1.05%	$1,000.00	$1,019.64	$5.27
B	Actual	1.80%	$1,000.00	$1,022.75	$9.05
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
C	Actual	1.80%	$1,000.00	$1,021.16	$9.05
	Hypothetical (h)	1.80%	$1,000.00	$1,015.91	$9.02
I	Actual	0.80%	$1,000.00	$1,027.77	$4.03
	Hypothetical (h)	0.80%	$1,000.00	$1,020.89	$4.02

(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 58.8%
Issuer	Shares/Par	Value ($)
Aerospace - 0.3%
Lockheed Martin Corp., 3.55%, 1/15/2026	$945,000	$1,013,045

Asset-Backed & Securitized - 5.9%
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	$320,000	$319,896
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.038%, 12/28/2040 (z)	339,667	246,651
Chesapeake Funding LLC, 2014-1A, “A”, FRN, 0.858%, 3/07/2026 (n)	1,934,757	1,930,985
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	1,805,893	1,961,891
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.14%, 9/15/2039	434,016	449,722
Credit Suisse Commercial Mortgage Trust, “AM”, FRN, 5.888%, 6/15/2039	1,750,000	1,769,388
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)	606,577	50,934
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.483%, 4/18/2026 (z)	1,470,000	1,448,684
Falcon Franchise Loan LLC, FRN, 6.716%, 1/05/2023 (i)(z)	213,500	8,536
Falcon Franchise Loan LLC, FRN, 54.063%, 1/05/2025 (i)(z)	18,554	4,486
First Union-Lehman Brothers Bank of America, FRN, 1.082%, 11/18/2035 (i)	2,231,475	34,178
Fortress Credit BSL Ltd., 2013-1A, “A”, FRN, 1.813%, 1/19/2025 (n)	2,090,846	2,068,882
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, FRN, 5.929%, 6/15/2049	1,280,263	1,272,095
KKR Financial CLO Ltd., “C”, FRN, 2.068%, 5/15/2021 (n)	523,730	517,031
Morgan Stanley Capital I Trust, “AM”, FRN, 5.865%, 4/15/2049	1,300,000	1,294,970
Morgan Stanley Capital I, Inc., FRN, 1.404%, 4/28/2039 (i)(z)	2,002,741	9,413
Race Point CLO Ltd., “C”, FRN, 3.418%, 2/20/2025 (n)	1,662,827	1,590,201
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	574,982	567,571
Voya CLO Ltd., FRN, 3.578%, 10/15/2022 (n)	2,078,534	2,069,230

		$17,614,744
Automotive - 3.3%
Daimler Finance North America LLC, 1.875%, 1/11/2018 (n)	$1,257,000	$1,265,472
Ford Motor Credit Co. LLC, FRN, 1.569%, 1/09/2018	1,780,000	1,775,439
General Motors Financial Co., Inc., 2.625%, 7/10/2017	1,636,000	1,649,487
General Motors Financial Co., Inc., 3.45%, 4/10/2022	1,984,000	1,991,331
Hyundai Capital America, 2%, 3/19/2018 (n)	1,175,000	1,180,067
Hyundai Capital America, 2.4%, 10/30/2018 (n)	534,000	538,320

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
Johnson Controls, Inc., 5.7%, 3/01/2041	$1,340,000	$1,485,464

		$9,885,580
Biotechnology - 0.4%
Life Technologies Corp., 6%, 3/01/2020	$960,000	$1,079,993

Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$410,000	$409,695

Brokerage & Asset Managers - 1.2%
CME Group, Inc., 3%, 3/15/2025	$1,040,000	$1,058,594
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	2,286,000	2,369,983

		$3,428,577
Building - 1.1%
CRH PLC, 8.125%, 7/15/2018	$590,000	$664,254
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	1,054,000	1,100,408
Martin Marietta Materials, Inc., FRN, 1.729%, 6/30/2017	1,310,000	1,300,058
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)	300,000	308,250

		$3,372,970
Business Services - 0.4%
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	$335,000	$341,850
Tencent Holdings Ltd., 3.375%, 5/02/2019 (n)	200,000	206,846
Tencent Holdings Ltd., 3.8%, 2/11/2025 (n)	200,000	206,642
Total System Services, Inc., 3.8%, 4/01/2021	447,000	464,011

		$1,219,349
Cable TV - 1.4%
CCO Safari Il LLC, 3.579%, 7/23/2020 (n)	$2,000,000	$2,076,124
Cox Communications, Inc., 3.25%, 12/15/2022 (n)	1,138,000	1,119,236
Time Warner Cable, Inc., 8.25%, 4/01/2019	920,000	1,079,999

		$4,275,359
Chemicals - 0.6%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)	$200,000	$189,000
Dow Chemical Co., 8.55%, 5/15/2019	1,270,000	1,516,593

		$1,705,593
Computer Software - 0.6%
Microsoft Corp., 3.125%, 11/03/2025	$1,576,000	$1,663,687

Conglomerates - 0.2%
General Electric Capital Corp., 6%, 8/07/2019	$86,000	$98,800
General Electric Capital Corp., 5.5%, 1/08/2020	204,000	233,048

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Conglomerates - continued
General Electric Capital Corp., 3.1%, 1/09/2023	$146,000	$155,017

		$486,865
Construction - 0.0%
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	$433,000	$99,590

Consumer Products - 0.8%
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	$490,000	$502,791
Newell Rubbermaid, Inc., 4.2%, 4/01/2026	724,000	764,899
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	921,000	968,643

		$2,236,333
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$353,000	$354,394

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 6.375%, 6/01/2019 (n)	$380,000	$427,236

Electrical Equipment - 0.4%
Arrow Electronics, Inc., 3%, 3/01/2018	$344,000	$348,735
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	970,000	968,050

		$1,316,785
Electronics - 0.2%
Lam Research Corp., 2.75%, 3/15/2020	$648,000	$649,668

Emerging Market Quasi-Sovereign - 1.4%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)	$218,000	$215,820
CNOOC Finance (2012) Ltd., 3.875%, 5/02/2022 (n)	204,000	211,204
CNPC (HK) Overseas Capital Ltd., 4.5%, 4/28/2021 (n)	494,000	533,032
Comision Federal de Electricidad, 5.75%, 2/14/2042 (n)	639,000	629,415
Korea Gas Corp., 2.25%, 7/25/2017 (n)	700,000	706,101
Pertamina PT, 6%, 5/03/2042 (n)	201,000	192,915
Petroleos Mexicanos, 4.25%, 1/15/2025	640,000	606,976
Petroleos Mexicanos, 6.875%, 8/04/2026 (n)	13,000	14,346
Petroleos Mexicanos, 6.5%, 6/02/2041	292,000	291,416
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 9/30/2016 (n)	95,586	97,350
Sinopec Capital (2013) Ltd., 3.125%, 4/24/2023 (n)	518,000	510,656
Sinopec Group Overseas Development (2012) Ltd., 3.9%, 5/17/2022 (n)	200,000	209,279

		$4,218,510
Emerging Market Sovereign - 0.9%
Federative Republic of Brazil, 4.25%, 1/07/2025	$300,000	$279,000
Republic of Argentina, 7%, 4/17/2017	569,000	578,730

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of Hungary, 5.375%, 2/21/2023	$724,000	$797,797
Republic of Indonesia, 4.875%, 5/05/2021 (n)	200,000	216,728
Republic of Paraguay, 4.625%, 1/25/2023	400,000	409,000
Russian Federation, 4.875%, 9/16/2023	200,000	212,874
Russian Federation, 5.625%, 4/04/2042 (n)	200,000	210,354

		$2,704,483
Energy - Independent - 0.2%
EQT Corp., 4.875%, 11/15/2021	$431,000	$434,796
Hess Corp., 8.125%, 2/15/2019	270,000	303,513

		$738,309
Energy - Integrated - 0.7%
BP Capital Markets PLC, 4.5%, 10/01/2020	$272,000	$300,192
BP Capital Markets PLC, 4.742%, 3/11/2021	760,000	850,654
LUKOIL International Finance B.V., 4.563%, 4/24/2023 (n)	784,000	762,338
Pacific Exploration and Production Corp., 5.125%, 3/28/2023 (n)	100,000	14,750
Pacific Rubiales Energy Corp., 7.25%, 12/12/2021 (n)	401,000	60,150

		$1,988,084
Financial Institutions - 1.1%
CIT Group, Inc., 3.875%, 2/19/2019	$940,000	$944,700
GE Capital International Funding Co., 2.342%, 11/15/2020 (n)	837,000	856,348
GE Capital International Funding Co., 3.373%, 11/15/2025 (n)	378,000	403,762
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	870,000	875,962
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	286,000	283,031

		$3,363,803
Food & Beverages - 4.2%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/01/2026	$2,514,000	$2,649,995
Anheuser-Busch InBev Worldwide, Inc., 3.3%, 2/01/2023	780,000	812,910
Coca-Cola Bottling Co. Consolidated, 3.8%, 11/25/2025	1,570,000	1,657,485
Grupo Bimbo S.A.B. de C.V., 4.5%, 1/25/2022 (n)	101,000	107,817
Kerry Group Financial Services, 3.2%, 4/09/2023 (n)	1,400,000	1,389,853
Kraft Foods Group, Inc., 6.125%, 8/23/2018	720,000	793,866
Kraft Heinz Foods Co., 3.5%, 7/15/2022 (n)	1,190,000	1,255,809
Mead Johnson Nutrition Co., 3%, 11/15/2020	399,000	413,001
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	594,000	675,776
SABMiller Holdings, Inc., 3.75%, 1/15/2022 (n)	904,000	965,813
Tyson Foods, Inc., 4.5%, 6/15/2022	448,000	495,777
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	343,000	349,293
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	1,051,000	1,104,267

		$12,671,662

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Drug Stores - 0.8%
CVS Health Corp., 3.875%, 7/20/2025	$1,460,000	$1,575,955
Walgreens Boots Alliance, Inc., 3.3%, 11/18/2021	792,000	821,977

		$2,397,932
Gaming & Lodging - 0.5%
Wyndham Worldwide Corp., 5.625%, 3/01/2021	$1,360,000	$1,483,571

Insurance - 1.5%
American International Group, Inc., 3.75%, 7/10/2025	$1,461,000	$1,480,469
Principal Financial Group, Inc., 8.875%, 5/15/2019	650,000	772,854
Unum Group, 7.125%, 9/30/2016	945,000	967,510
Unum Group, 4%, 3/15/2024	1,384,000	1,393,025

		$4,613,858
Insurance - Health - 0.5%
UnitedHealth Group, Inc., 3.75%, 7/15/2025	$1,479,000	$1,603,779

Insurance - Property & Casualty - 1.7%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$1,580,000	$1,588,254
AXIS Capital Holdings Ltd., 5.875%, 6/01/2020	370,000	411,513
CNA Financial Corp., 5.875%, 8/15/2020	990,000	1,108,672
Liberty Mutual Group, Inc., 4.95%, 5/01/2022 (n)	757,000	823,150
ZFS Finance USA Trust V, 6.5% to 5/09/17, FRN to 5/09/2067 (n)	1,095,000	1,097,738

		$5,029,327
International Market Quasi-Sovereign - 0.3%
Eksportfinans A.S.A., 5.5%, 5/25/2016	$965,000	$967,075

International Market Sovereign - 0.1%
Republic of Iceland, 4.875%, 6/16/2016 (n)	$191,000	$191,480

Internet - 0.1%
Baidu, Inc., 3.5%, 11/28/2022	$367,000	$374,064

Major Banks - 6.6%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$913,000	$929,869
Bank of America Corp., 6.5%, 8/01/2016	1,305,000	1,322,513
Bank of America Corp., 4.125%, 1/22/2024	1,371,000	1,453,525
Barclays PLC, 3.25%, 1/12/2021	1,146,000	1,154,154
Commonwealth Bank of Australia, 5%, 10/15/2019 (n)	760,000	837,139
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)	299,000	317,841
Goldman Sachs Group, Inc., 5.75%, 1/24/2022	1,213,000	1,396,028
Goldman Sachs Group, Inc., FRN, 1.288%, 5/22/2017	1,000,000	999,791
Goldman Sachs Group, Inc., FRN, 1.658%, 10/23/2019	410,000	407,998

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
ING Bank N.V., 3.75%, 3/07/2017 (n)	$1,233,000	$1,259,066
ING Bank N.V., 5.8%, 9/25/2023 (n)	1,344,000	1,484,058
JPMorgan Chase & Co., 2.2%, 10/22/2019	1,080,000	1,094,079
JPMorgan Chase & Co., 4.625%, 5/10/2021	870,000	962,374
Merrill Lynch & Co., Inc., 6.4%, 8/28/2017	400,000	424,422
Morgan Stanley, 7.3%, 5/13/2019	250,000	287,929
Morgan Stanley, 5.625%, 9/23/2019	420,000	467,473
Morgan Stanley, 3.7%, 10/23/2024	1,993,000	2,055,799
Royal Bank of Scotland Group PLC, 6%, 12/19/2023	1,611,000	1,647,763
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	1,191,000	1,110,608

		$19,612,429
Medical & Health Technology & Services - 0.5%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$793,000	$877,317
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	640,000	646,483

		$1,523,800
Metals & Mining - 1.5%
Barrick Gold Corp., 4.1%, 5/01/2023	$427,000	$440,916
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/2018	500,000	480,000
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 3/15/2020	810,000	729,000
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	660,000	638,794
Glencore Funding LLC, FRN, 1.796%, 5/27/2016 (n)	1,170,000	1,167,075
Kinross Gold Corp., 5.95%, 3/15/2024	924,000	870,870

		$4,326,655
Midstream - 2.5%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$1,162,000	$1,156,066
Energy Transfer Partners LP, 4.05%, 3/15/2025	1,449,000	1,350,717
Enterprise Products Partners LP, 6.3%, 9/15/2017	870,000	923,910
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	1,070,000	1,033,819
ONEOK Partners LP, 3.2%, 9/15/2018	510,000	507,514
Spectra Energy Capital LLC, 8%, 10/01/2019	679,000	779,941
Sunoco Logistics Partners LP, 4.25%, 4/01/2024	437,000	423,765
Williams Cos., Inc., 3.7%, 1/15/2023	279,000	234,301
Williams Cos., Inc., 4.55%, 6/24/2024	1,305,000	1,124,740

		$7,534,773
Mortgage-Backed - 0.5%
Fannie Mae, 5.5%, 7/01/2019 - 11/01/2036	$285,042	$307,459
Fannie Mae, 6.5%, 5/01/2031	35,585	41,547
Fannie Mae, 6%, 11/01/2034 (f)	336,042	387,016
Freddie Mac, 4.224%, 3/25/2020	818,658	894,843

		$1,630,865

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Natural Gas - Distribution - 0.2%
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	$462,000	$466,620

Network & Telecom - 1.6%
AT&T, Inc., 2.45%, 6/30/2020	$1,450,000	$1,472,704
Verizon Communications, Inc., 6.1%, 4/15/2018	1,000,000	1,090,785
Verizon Communications, Inc., 5.15%, 9/15/2023	1,439,000	1,654,984
Verizon Communications, Inc., FRN, 1.412%, 6/17/2019	610,000	610,500

		$4,828,973
Oil Services - 0.0%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)	$463,444	$60,248

Oils - 0.2%
Marathon Petroleum Corp., 3.625%, 9/15/2024	$575,000	$550,699

Other Banks & Diversified Financials - 2.1%
Citizens Financial Group, Inc., 4.3%, 12/03/2025	$976,000	$1,007,014
Discover Bank, 3.1%, 6/04/2020	360,000	366,743
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	645,000	801,542
Intesa Sanpaolo S.p.A., 2.375%, 1/13/2017	420,000	421,894
Intesa Sanpaolo S.p.A., 3.875%, 1/16/2018	996,000	1,021,659
Intesa Sanpaolo S.p.A., 5.017%, 6/26/2024 (n)	1,941,000	1,826,772
Lloyds Bank PLC, 5.8%, 1/13/2020 (n)	645,000	729,181

		$6,174,805
Pharmaceuticals - 1.1%
AbbVie, Inc., 3.2%, 11/06/2022	$1,370,000	$1,414,300
Actavis Funding SCS, 4.75%, 3/15/2045	835,000	844,626
Gilead Sciences, Inc., 3.65%, 3/01/2026	1,051,000	1,122,970

		$3,381,896
Pollution Control - 0.3%
Republic Services, Inc., 5.25%, 11/15/2021	$730,000	$832,459

Railroad & Shipping - 0.3%
CSX Corp., 4.1%, 3/15/2044	$915,000	$938,559

Real Estate - Healthcare - 0.4%
HCP, Inc., REIT, 5.375%, 2/01/2021	$806,000	$886,206
Welltower, Inc., REIT, 2.25%, 3/15/2018	312,000	314,791

		$1,200,997

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Office - 0.4%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$420,000	$440,126
Vornado Realty LP, REIT, 2.5%, 6/30/2019	664,000	670,131

		$1,110,257
Real Estate - Retail - 0.1%
Kimco Realty Corp., REIT, 6.875%, 10/01/2019	$191,000	$220,059

Supermarkets - 0.4%
Kroger Co., 3.85%, 8/01/2023	$1,090,000	$1,180,443

Supranational - 0.8%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$1,000,000	$1,008,750
Corporacion Andina de Fomento, 4.375%, 6/15/2022	1,290,000	1,416,136

		$2,424,886
Telecommunications - Wireless - 0.7%
Digicel Group Ltd., 6%, 4/15/2021 (n)	$316,000	$289,140
Millicom International Cellular S.A., 4.75%, 5/22/2020 (n)	440,000	429,000
MTS International Funding Ltd., 5%, 5/30/2023 (n)	201,000	200,749
SBA Tower Trust, 2.898%, 10/15/2044 (n)	1,061,000	1,064,566

		$1,983,455
Tobacco - 1.7%
Altria Group, Inc., 9.25%, 8/06/2019	$231,000	$287,044
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	959,000	1,010,340
Reynolds American, Inc., 8.125%, 6/23/2019	640,000	763,402
Reynolds American, Inc., 6.875%, 5/01/2020	480,000	566,015
Reynolds American, Inc., 5.85%, 8/15/2045	2,000,000	2,454,956

		$5,081,757
U.S. Government Agencies and Equivalents - 0.0%
National Credit Union Administration Guaranteed Note, 2.9%, 10/29/2020	$39,427	$39,443

U.S. Treasury Obligations - 3.4%
U.S. Treasury Bonds, 2.5%, 2/15/2045	$10,500,000	$10,143,987

Utilities - Electric Power - 2.4%
CMS Energy Corp., 5.05%, 3/15/2022	$608,000	$685,952
Dominion Resources, Inc., 3.9%, 10/01/2025	840,000	883,650
EDP Finance B.V., 4.9%, 10/01/2019 (n)	296,000	312,271
EDP Finance B.V., 5.25%, 1/14/2021 (n)	554,000	583,484
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	920,000	977,104

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Utilities - Electric Power - continued
Exelon Generation Co. LLC, 5.2%, 10/01/2019	$360,000	$395,025
Exelon Generation Co. LLC, 4.25%, 6/15/2022	814,000	857,843
Oncor Electric Delivery Co., 4.1%, 6/01/2022	922,000	1,006,353
PPL WEM Holdings PLC, 3.9%, 5/01/2016 (n)	1,210,000	1,210,000
Waterford 3 Funding Corp., 8.09%, 1/02/2017	186,886	186,887

		$7,098,569
Total Bonds (Identified Cost, $171,742,593)		$175,932,034

Underlying Affiliated Funds - 37.0%
MFS High Yield Pooled Portfolio (v) (Identified Cost, $119,735,716)	12,420,078	$110,538,694

Money Market Funds - 3.7%
MFS Institutional Money Market Portfolio, 0.36%, at Cost and Net Asset Value (v)	11,010,746	$11,010,746
Total Investments (Identified Cost, $302,489,055)		$297,481,474

Other Assets, Less Liabilities - 0.5%		1,379,666
Net Assets - 100.0%		$298,861,140

(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $53,105,573, representing 17.8% of net assets.
(p)	Payment-in-kind security for which interest income may be received in additional securities and/or cash. During the period, no interest income was received in additional securities and/or cash.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 2.038%, 12/28/2040	3/01/06	$339,667	$246,651
Dryden Senior Loan Fund, 2014-31A, “C”, CLO, FRN, 3.483%, 4/18/2026	1/29/16	1,378,073	1,448,684

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 6.716%, 1/05/2023	1/18/02	$11,163	$8,536
Falcon Franchise Loan LLC, FRN, 54.063%, 1/05/2025	1/29/03	1,580	4,486
Morgan Stanley Capital I, Inc., FRN, 1.404%, 4/28/2039	7/20/04	125,589	9,413
Total Restricted Securities			$1,717,770
% of Net assets			0.6%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona

Derivative Contracts at 4/30/16

Forward Foreign Currency Exchange Contracts at 4/30/16

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp.	67,327	7/15/16	$51,023	$51,034	$11
BUY	DKK	Goldman Sachs International	14,961	7/15/16	2,298	2,307	9
BUY	EUR	Deutsche Bank AG	15,652	7/15/16	17,860	17,965	105
BUY	GBP	BNP Paribas S.A.	3,303	7/15/16	4,698	4,827	129
BUY	NZD	Westpac Banking Corp.	13,173	7/15/16	9,052	9,162	110
BUY	SEK	Goldman Sachs International	110,084	7/15/16	13,664	13,746	82

							$446

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 4/30/16 - continued

Type	Currency	Counter- party	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	CAD	Merrill Lynch International	74,678	7/15/16	$57,744	$59,519	$(1,775)
SELL	JPY	Deutsche Bank AG	368,859	7/15/16	3,406	3,474	(68)
SELL	NOK	Goldman Sachs International	98,006	7/15/16	11,902	12,168	(266)

							$(2,109)

Futures Contracts at 4/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	91	$11,835,688	June - 2016	$51,568

Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	85	$13,881,563	June - 2016	$(234,062)

At April 30, 2016, the fund had liquid securities with an aggregate value of $267,678 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 4/30/16 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments
Non-affiliated issuers, at value (identified cost, $171,742,593)	$175,932,034
Underlying affiliated funds, at value (identified cost, $130,746,462)	121,549,440
Total investments, at value (identified cost, $302,489,055)	$297,481,474
Cash	15,221
Receivables for
Forward foreign currency exchange contracts	446
Daily variation margin on open futures contracts	37,865
Investments sold	153,306
Fund shares sold	401,109
Interest	1,575,375
Other assets	1,334
Total assets	$299,666,130
Liabilities
Payables for
Distributions	$73,435
Forward foreign currency exchange contracts	2,109
Investments purchased	37,484
Fund shares reacquired	501,452
Payable to affiliates
Investment adviser	1,567
Shareholder servicing costs	116,298
Distribution and service fees	9,797
Payable for independent Trustees’ compensation	7,423
Accrued expenses and other liabilities	55,425
Total liabilities	$804,990
Net assets	$298,861,140
Net assets consist of
Paid-in capital	$312,445,879
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(5,191,738)
Accumulated net realized gain (loss) on investments and foreign currency	(7,014,642)
Accumulated distributions in excess of net investment income	(1,378,359)
Net assets	$298,861,140
Shares of beneficial interest outstanding	46,383,060

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$213,612,857	33,088,771	$6.46
Class B	25,271,806	3,940,546	6.41
Class C	41,127,830	6,431,726	6.39
Class I	18,848,647	2,922,017	6.45

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $6.75 [100 / 95.75 x $6.46]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Class I.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 4/30/16 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$3,466,081
Dividends from underlying affiliated funds	3,449,566
Total investment income	$6,915,647
Expenses
Management fee	$916,147
Distribution and service fees	593,582
Shareholder servicing costs	211,535
Administrative services fee	27,361
Independent Trustees’ compensation	5,229
Custodian fee	30,615
Shareholder communications	23,412
Audit and tax fees	32,118
Legal fees	2,452
Miscellaneous	46,772
Total expenses	$1,889,223
Fees paid indirectly	(136)
Reduction of expenses by investment adviser and distributor	(142,105)
Net expenses	$1,746,982
Net investment income	$5,168,665
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$198,714
Underlying affiliated funds	(22,934)
Futures contracts	643,597
Foreign currency	502,656
Net realized gain (loss) on investments and foreign currency	$1,322,033
Change in unrealized appreciation (depreciation)
Investments	$1,404,804
Futures contracts	(130,490)
Translation of assets and liabilities in foreign currencies	(500,916)
Net unrealized gain (loss) on investments and foreign currency translation	$773,398
Net realized and unrealized gain (loss) on investments and foreign currency	$2,095,431
Change in net assets from operations	$7,264,096

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 4/30/16 (unaudited)	Year ended 10/31/15
From operations
Net investment income	$5,168,665	$10,463,329
Net realized gain (loss) on investments and foreign currency	1,322,033	337,686
Net unrealized gain (loss) on investments and foreign currency translation	773,398	(13,838,179)
Change in net assets from operations	$7,264,096	$(3,037,164)
Distributions declared to shareholders
From net investment income	$(5,144,463)	$(11,453,493)
From tax return of capital	—	(294,024)
Total distributions declared to shareholders	$(5,144,463)	$(11,747,517)
Change in net assets from fund share transactions	$(5,401,269)	$(16,407,848)
Total change in net assets	$(3,281,636)	$(31,192,529)
Net assets
At beginning of period	302,142,776	333,335,305
At end of period (including accumulated distributions in excess of net investment income of $1,378,359 and $1,402,561, respectively)	$298,861,140	$302,142,776

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the. entire period.

	Six months ended 4/30/16		Years ended 10/31
Class A			2015	2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$6.41		$6.71	$6.74		$6.92	$6.60	$6.72
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.23	$0.26		$0.27	$0.29	$0.31
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		(0.28)	(0.00	)(w)	(0.15)	0.35	(0.10)
Total from investment operations	$0.17		$(0.05)	$0.26		$0.12	$0.64	$0.21
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.24)	$(0.29)		$(0.30)	$(0.32)	$(0.33)
From tax return of capital	—		(0.01)	—		—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.25)	$(0.29)		$(0.30)	$(0.32)	$(0.33)
Net asset value, end of period (x)	$6.46		$6.41	$6.71		$6.74	$6.92	$6.60
Total return (%) (r)(s)(t)(x)	2.65	(n)	(0.72)	3.88		1.85	9.98	3.24
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.14	(a)(h)	1.15 (h)	1.14	(h)	1.15 (h)	1.18	1.16
Expenses after expense reductions (f)	1.05	(a)(h)	1.05 (h)	1.05	(h)	1.05 (h)	1.05	1.05
Net investment income	3.72	(a)	3.44	3.84		3.95	4.38	4.62
Portfolio turnover	9	(n)	29	22		34	42	38
Net assets at end of period (000 omitted)	$213,613		$215,070	$229,895		$218,674	$222,166	$203,155

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class B			2015	2014		2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$6.36		$6.66	$6.69		$6.86	$6.54	$6.66
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.21		$0.22	$0.24	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		(0.28)	(0.00	)(w)	(0.14)	0.35	(0.10)
Total from investment operations	$0.14		$(0.10)	$0.21		$0.08	$0.59	$0.16
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.19)	$(0.24)		$(0.25)	$(0.27)	$(0.28)
From tax return of capital	—		(0.01)	—		—	—	—
Total distributions declared to shareholders	$(0.09)		$(0.20)	$(0.24)		$(0.25)	$(0.27)	$(0.28)
Net asset value, end of period (x)	$6.41		$6.36	$6.66		$6.69	$6.86	$6.54
Total return (%) (r)(s)(t)(x)	2.27	(n)	(1.50)	3.10		1.22	9.22	2.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)(h)	1.91 (h)	1.89	(h)	1.91 (h)	1.94	1.92
Expenses after expense reductions (f)	1.80	(a)(h)	1.80 (h)	1.80	(h)	1.80 (h)	1.80	1.80
Net investment income	3.00	(a)	2.73	3.13		3.24	3.66	3.92
Portfolio turnover	9	(n)	29	22		34	42	38
Net assets at end of period (000 omitted)	$25,272		$28,420	$35,650		$37,673	$39,238	$34,112

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class C			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$6.35		$6.64	$6.67	$6.84	$6.52	$6.64
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.21	$0.22	$0.24	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	0.04		(0.27)	(0.01)	(0.14)	0.35	(0.10)
Total from investment operations	$0.13		$(0.09)	$0.20	$0.08	$0.59	$0.16
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.19)	$(0.23)	$(0.25)	$(0.27)	$(0.28)
From tax return of capital	—		(0.01)	—	—	—	—
Total distributions declared to shareholders	$(0.09)		$(0.20)	$(0.23)	$(0.25)	$(0.27)	$(0.28)
Net asset value, end of period (x)	$6.39		$6.35	$6.64	$6.67	$6.84	$6.52
Total return (%) (r)(s)(t)(x)	2.12	(n)	(1.36)	3.10	1.21	9.23	2.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.90	(a)(h)	1.91 (h)	1.89 (h)	1.91 (h)	1.94	1.92
Expenses after expense reductions (f)	1.80	(a)(h)	1.80 (h)	1.80 (h)	1.80 (h)	1.80	1.80
Net investment income	3.02	(a)	2.74	3.14	3.26	3.68	3.94
Portfolio turnover	9	(n)	29	22	34	42	38
Net assets at end of period (000 omitted)	$41,128		$43,826	$51,719	$49,910	$54,671	$46,531

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 4/30/16		Years ended 10/31
Class I			2015	2014	2013	2012	2011
	(unaudited)
Net asset value, beginning of period	$6.40		$6.71	$6.74	$6.91	$6.59	$6.72
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.24	$0.28	$0.29	$0.31	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	0.05		(0.28)	(0.01)	(0.14)	0.35	(0.10)
Total from investment operations	$0.17		$(0.04)	$0.27	$0.15	$0.66	$0.22
Less distributions declared to shareholders
From net investment income	$(0.12)		$(0.26)	$(0.30)	$(0.32)	$(0.34)	$(0.35)
From tax return of capital	—		(0.01)	—	—	—	—
Total distributions declared to shareholders	$(0.12)		$(0.27)	$(0.30)	$(0.32)	$(0.34)	$(0.35)
Net asset value, end of period (x)	$6.45		$6.40	$6.71	$6.74	$6.91	$6.59
Total return (%) (r)(s)(x)	2.78	(n)	(0.63)	4.14	2.25	10.27	3.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	(a)(h)	0.90 (h)	0.89 (h)	0.90 (h)	0.93	0.91
Expenses after expense reductions (f)	0.80	(a)(h)	0.80 (h)	0.80 (h)	0.80 (h)	0.80	0.80
Net investment income	3.95	(a)	3.68	4.07	4.21	4.61	4.83
Portfolio turnover	9	(n)	29	22	34	42	38
Net assets at end of period (000 omitted)	$18,849		$14,826	$16,072	$11,636	$11,387	$8,309

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Strategic Income Fund (the fund) is a diversified series of MFS Series Trust VIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio’s shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below

Notes to Financial Statements (unaudited) – continued

investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In January 2016, FASB issued Accounting Standards Update 2016-01, Financial Instruments – Overall (Subtopic 825-10) – Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which would first be effective for annual reporting periods beginning after December 15, 2017, and interim periods therein. ASU 2016-01, which changes the accounting for equity investments and for certain financial liabilities, also modifies the presentation and disclosure requirements for financial instruments. Investment companies are specifically exempted from ASU 2016-01’s equity investment accounting provisions and will continue to follow the industry specific guidance for investment accounting under ASC 946. Although still evaluating the potential impacts of ASU 2016-01 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – The investments of the fund and the High Yield Pooled Portfolio are valued as described below.

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates

Notes to Financial Statements (unaudited) – continued

provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes

Notes to Financial Statements (unaudited) – continued

unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$10,183,430	$—	$10,183,430
Non-U.S. Sovereign Debt	—	10,506,432	—	10,506,432
U.S. Corporate Bonds	—	98,351,798	—	98,351,798
Residential Mortgage-Backed Securities	—	1,630,864	—	1,630,864
Commercial Mortgage-Backed Securities	—	6,804,678	—	6,804,678
Asset-Backed Securities (including CDOs)	—	10,810,066	—	10,810,066
Foreign Bonds	—	37,644,766	—	37,644,766
Mutual Funds	121,549,440	—	—	121,549,440
Total Investments	$121,549,440	$175,932,034	$—	$297,481,474

Other Financial Instruments
Futures Contracts	$(182,494)	$—	$—	$(182,494)
Forward Foreign Currency Exchange Contracts	—	(1,663)	—	(1,663)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in

Notes to Financial Statements (unaudited) – continued

the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2016 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$51,568	$(234,062)
Foreign Exchange	Forward Foreign Currency Exchange	446	(2,109)
Total		$52,014	$(236,171)

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day net variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$643,597	$—
Foreign Exchange	—	439,129
Total	$643,597	$439,129

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended April 30, 2016 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$(130,490)	$—
Foreign Exchange	—	(437,409)
Total	$(130,490)	$(437,409)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments

Notes to Financial Statements (unaudited) – continued

across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the clearing broker and the clearing house for cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Notes to Financial Statements (unaudited) – continued

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which contractually obligate the fund to supply additional cash to the borrower on demand. The fund generally provides this financial support in order to preserve its existing investment or to obtain a more senior secured interest in the assets of the borrower. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized

Notes to Financial Statements (unaudited) – continued

gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and that value may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2016, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

10/31/15
Ordinary income (including any short-term capital gains) (a)	$11,453,493
Tax return of capital (b)	294,024
Total distributions	$11,747,517

(a)	Included in the fund’s distributions from ordinary income for the year ended October 31, 2015 is $1,217,910 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.
(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 4/30/16
Cost of investments	$304,271,471
Gross appreciation	6,847,144
Gross depreciation	(13,637,141)
Net unrealized appreciation (depreciation)	$(6,789,997)

As of 10/30/15
Capital loss carryforwards	(6,714,755)
Other temporary differences	(905,857)
Net unrealized appreciation (depreciation)	(8,083,760)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after October 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of October 31, 2015, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

10/31/17	$(6,714,755)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 4/30/16	Year ended 10/31/15	Six months ended 4/30/16	Year ended 10/31/15
Class A	$3,854,886	$8,401,771	$—	$215,684
Class B	381,249	980,535	—	25,171
Class C	607,372	1,464,657	—	37,599
Class I	300,956	606,530	—	15,570
Total	$5,144,463	$11,453,493	$—	$294,024

Notes to Financial Statements (unaudited) – continued

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.65% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets. This written agreement terminated on February 25, 2016. For the period from November 1, 2015 through February 25, 2016, this management fee reduction amounted to $46,490, which is included in the reduction of total expenses in the Statement of Operations. Effective February 26, 2016, the management fee is computed daily and paid monthly at an annual rate of 0.60% of average daily net assets up to $1 billion, 0.55% of average daily net assets in excess of $1 billion up to $2.5 billion, and 0.50% of average daily net assets in excess of $2.5 billion. MFS has also agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended April 30, 2016, this management fee reduction amounted to $10,862, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.59% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:

Class A	Class B	Class C	Class I
1.05%	1.80%	1.80%	0.80%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2017. For the six months ended April 30, 2016, this reduction amounted to $79,558, which is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $10,461 for the six months ended April 30, 2016, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$259,849
Class B	0.75%	0.25%	1.00%	1.00%	128,705
Class C	0.75%	0.25%	1.00%	1.00%	205,028
Total Distribution and Service Fees					$593,582

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2016 based on each class’s average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which MFD retains the 0.25% service fee except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended April 30, 2016, this rebate amounted to $5,186, $4, and $5 for Class A, Class B, and Class C, respectively, and is included in the reduction of total expenses in the Statement of Operations.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2016, were as follows:

Amount
Class A	$219
Class B	39,562
Class C	1,914

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended April 30, 2016, the fee was $51,106, which equated to 0.0353% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended April 30, 2016, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $160,429.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2016 was equivalent to an annual effective rate of 0.0189% of the fund’s average daily net assets.

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $336 and is included in “Independent Trustees’ compensation” in the Statement of Operations for the six months ended April 30, 2016. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $6,387 at April 30, 2016, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into a service agreement (the ISO Agreement) which provides for payment of fees solely by the funds to Tarantino LLC in return for the provision of services of an Independent Senior Officer (ISO) for the funds. Frank L. Tarantino serves as the ISO and is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the ISO Agreement with Tarantino LLC at any time under the terms of the ISO Agreement. For the six months ended April 30, 2016, the fee paid by the fund under this agreement was $317 and is included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ISO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund invests in the High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS but does incur investment and operating costs. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. The High Yield Pooled Portfolio does not pay a management fee to MFS or distribution and/or service fee to MFD.

On March 16, 2016, MFS redeemed 595 shares of Class I for an aggregate amount of $3,749.

Notes to Financial Statements (unaudited) – continued

(4) Portfolio Securities

For the six months ended April 30, 2016, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$121,866
Investments (non-U.S. Government securities)	$39,659,290	$24,810,193

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 4/30/16		Year ended 10/31/15
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,071,547	$19,284,734	4,676,005	$30,739,957
Class B	138,287	861,950	397,620	2,598,487
Class C	430,291	2,673,109	996,375	6,488,155
Class I	1,183,471	7,454,005	1,268,979	8,359,337
	4,823,596	$30,273,798	7,338,979	$48,185,936

Shares issued to shareholders in reinvestment of distributions
Class A	577,844	$3,641,741	1,235,228	$8,097,198
Class B	51,206	320,452	131,394	855,972
Class C	84,939	530,190	202,325	1,313,528
Class I	30,052	189,499	72,112	473,061
	744,041	$4,681,882	1,641,059	$10,739,759

Shares reacquired
Class A	(4,126,132)	$(25,919,529)	(6,605,764)	$(43,303,456)
Class B	(714,501)	(4,459,586)	(1,414,327)	(9,195,862)
Class C	(990,380)	(6,165,905)	(2,078,597)	(13,471,619)
Class I	(607,076)	(3,811,929)	(1,421,789)	(9,362,606)
	(6,438,089)	$(40,356,949)	(11,520,477)	$(75,333,543)

Net change
Class A	(476,741)	$(2,993,054)	(694,531)	$(4,466,301)
Class B	(525,008)	(3,277,184)	(885,313)	(5,741,403)
Class C	(475,150)	(2,962,606)	(879,897)	(5,669,936)
Class I	606,447	3,831,575	(80,698)	(530,208)
	(870,452)	$(5,401,269)	(2,540,439)	$(16,407,848)

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.25 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings,

Notes to Financial Statements (unaudited) – continued

generally at a rate equal to the higher of the Overnight Federal Reserve funds rate or daily one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Overnight Federal Reserve funds rate plus an agreed upon spread. For the six months ended April 30, 2016, the fund’s commitment fee and interest expense were $592 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	11,399,937	1,826,868	(806,727)	12,420,078
MFS Institutional Money Market Portfolio	272,052	57,712,848	(46,974,154)	11,010,746

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(22,934)	$—	$3,430,091	$110,538,694
MFS Institutional Money Market Portfolio	—	—	19,475	11,010,746
Total	(22,934)	—	3,449,566	121,549,440

(8) Legal Proceedings

In May 2015, the Motors Liquidation Company Avoidance Action Trust (hereafter, “AAT”) served upon the fund a complaint in an adversary proceeding in the U.S. Bankruptcy Court for the Southern District of New York, captioned Motors Liquidation Company Avoidance Action Trust v. JPMorgan Chase Bank, N.A., et al. (No. 09-00504 (REG)). The complaint, which was originally filed in 2009 but not served on the fund until 2015, names as defendants over 500 entities (including the fund) that held an interest in a $1.5 billion General Motors (GM) term loan in 2009, when GM filed for bankruptcy. The AAT alleges that the fund and the other term loan lenders were improperly treated as secured lenders with respect to the term loan shortly before and immediately after GM’s bankruptcy, receiving full principal and interest payments under the loan. The AAT alleges that the fund and other term loan lenders should have been treated as unsecured (or partially unsecured) creditors because the main lien securing the collateral was allegedly not perfected at the time of GM’s bankruptcy due to an erroneous filing in October 2008 that terminated the financing statement perfecting the lien. The AAT seeks to claw back payments made to the fund and the other term loan lenders after, and during the 90 days before, GM’s June 2009 bankruptcy petition. During that time period, the fund received term loan payments of approximately $570,000. The fund cannot predict the outcome of this proceeding.

Notes to Financial Statements (unaudited) – continued

Among other things, it is unclear whether AAT’s claims will succeed; what the fund would be entitled to as an unsecured (or partially unsecured) creditor, given the existence of other collateral not impacted by the erroneous October 2008 filing; whether third parties responsible for the erroneous October 2008 filing would bear some or all of any liability; and the degree to which the fund may be entitled to indemnification from a third party for any amount required to be disgorged. The fund has and will continue to incur legal expenses associated with the defense of this action and in related claims against third parties.

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2015 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Market Commentary” and “Announcements” sub sections in the “Market Outlooks” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VIII

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2016

*	Print name and title of each signing officer under his or her signature.